NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Schedule Of Non Comtrolling Interest
Non-controlling interest
Balance, December 31, 2019	$-
Balance, December 31, 2020	$-
Flying Nickel FT shares and warrants, net of share issuance cost	1,284,757
Flying Nickel warrants issuable	$215,094
Balance, December 31, 2021	1,499,851

Schedule Of Non-controlling Interest Financial Information
	December 31,
	2021	2020	2019
Current assets	$7,914,319	$-	$-
Current liabilites	6,774,512	-	-
Net loss	$360,044	$-	$-